Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total	$ 178,000	$ 169,263	$ 717,863	$ 2,047,731
Awards under the 2002 LTIP [Member]
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total			679,433	2,027,031
Awards under the 2013 EIP [Member]
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total			117	0
Awards outside the equity-based plans [Member]
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total			38,313	20,700
Salaries and wages [Member]
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total			564,737	1,389,001
Consulting expense [Member]
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total			16,278	275,924
General and administrative [Member]
Long-term Purchase Commitment [Line Items]
Share-based Compensation, Total			$ 136,848	$ 382,806